Subsidiaries - Schedule of Financial Information of Subsidiaries (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	₺ 19,332,144	₺ 18,337,109
Non-current assets	26,382,831	24,428,166
Current liabilities	12,655,525	11,740,048
Non-current liabilities	14,976,506	14,971,673
Equity attributable to owners	18,046,489	15,921,744
Revenue	25,137,135	21,292,475	₺ 17,632,064
Profit for the year	3,276,690	2,177,335	2,037,759
Other comprehensive income/(loss) for the year	258,478	377,238	(10,140)
Dividend paid to non-controlling interests	(125,027)	(58,778)	(60,222)
Net cash (outflow)/inflow from operating activities	9,026,555	5,829,854	3,101,266
Net cash inflow from investing activities	(3,027,326)	(4,535,569)	(3,304,648)
Net cash outflow from financing activities	(3,477,957)	(534,383)	(1,566,743)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	298,204	1,947,004	₺ 430,106
Inteltek [member]
Disclosure of subsidiaries [line items]
Current assets	84,896	403,427
Non-current assets	6,516	9,043
Current liabilities	6,286	115,080
Non-current liabilities	4,444	5,154
Equity attributable to owners	80,682	292,236
Revenue	141,783	208,239
(Expenses) / Income (net)	(74,711)	(93,133)
Gain on Sale of Investments		118,476
Profit for the year	67,072	233,582
Other comprehensive income/(loss) for the year	640	179
Dividend paid to non-controlling interests	(125,027)	(31,283)
Net cash (outflow)/inflow from operating activities	(63,238)	31,380
Net cash inflow from investing activities	20,001	158,946
Net cash outflow from financing activities	(277,837)	(69,518)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	14,979	56,949
Net cash (outflow)/inflow	₺ (306,095)	₺ 177,757